Consolidated Statements of Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash distributions paid to shareholders (in Dollars per share)	$ 0.77	$ 0.77	$ 0.77